Shareholder Report, Average Annual Return (Details)	12 Months Ended	29 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000023754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	22.26%		8.72%	7.79%
C000023756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.07%		9.07%	7.70%
C000023757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000211115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	9.28%		0.68%	2.06%
C000023760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.09%		0.55%	1.71%
C000023761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	12.08%		3.77%	4.46%
C000023771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	16.41%		4.11%	4.37%
C000170082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235278
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	19.72%		11.71%	12.84%
C000023764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	24.37%		12.08%	12.77%
C000023765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000195931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	20.49%		9.02%	8.30%
C000023775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	25.26%		9.39%	8.18%
C000099328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235280
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000023772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	16.89%		6.62%	6.56%
C000023773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	21.47%		6.97%	6.51%
C000099327
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000235426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	18.67%	6.27%
C000235427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.34%	7.85%
C000235428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000235425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000023754
Average Annual Return [Line Items]
Average Annual Return, Percent	29.02%		9.90%	8.37%
Without Sales Load [Member] | C000023756
Average Annual Return [Line Items]
Average Annual Return, Percent	28.07%		9.07%	7.70%
Without Sales Load [Member] | C000023757
Average Annual Return [Line Items]
Average Annual Return, Percent	29.35%		10.17%	8.69%
Without Sales Load [Member] | C000211115
Average Annual Return [Line Items]
Average Annual Return, Percent	29.42%		10.23%	8.72%
Without Sales Load [Member] | C000023758
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%		1.34%	2.39%
Without Sales Load [Member] | C000023760
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%		0.55%	1.71%
Without Sales Load [Member] | C000023761
Average Annual Return [Line Items]
Average Annual Return, Percent	13.14%		1.55%	2.68%
Without Sales Load [Member] | C000195930
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%		1.62%	2.71%
Without Sales Load [Member] | C000023770
Average Annual Return [Line Items]
Average Annual Return, Percent	18.27%		4.89%	5.02%
Without Sales Load [Member] | C000023771
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%		4.11%	4.37%
Without Sales Load [Member] | C000170082
Average Annual Return [Line Items]
Average Annual Return, Percent	18.61%		5.16%	5.28%
Without Sales Load [Member] | C000235278
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%		5.20%	5.30%
Without Sales Load [Member] | C000023762
Average Annual Return [Line Items]
Average Annual Return, Percent	26.34%		12.92%	13.45%
Without Sales Load [Member] | C000023764
Average Annual Return [Line Items]
Average Annual Return, Percent	25.37%		12.08%	12.77%
Without Sales Load [Member] | C000023765
Average Annual Return [Line Items]
Average Annual Return, Percent	26.66%		13.20%	13.80%
Without Sales Load [Member] | C000195931
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%		13.28%	13.84%
Without Sales Load [Member] | C000023774
Average Annual Return [Line Items]
Average Annual Return, Percent	27.17%		10.20%	8.88%
Without Sales Load [Member] | C000023775
Average Annual Return [Line Items]
Average Annual Return, Percent	26.26%		9.39%	8.18%
Without Sales Load [Member] | C000099328
Average Annual Return [Line Items]
Average Annual Return, Percent	27.53%		10.48%	9.14%
Without Sales Load [Member] | C000235280
Average Annual Return [Line Items]
Average Annual Return, Percent	27.62%		10.50%	9.15%
Without Sales Load [Member] | C000023772
Average Annual Return [Line Items]
Average Annual Return, Percent	23.39%		7.78%	7.14%
Without Sales Load [Member] | C000023773
Average Annual Return [Line Items]
Average Annual Return, Percent	22.47%		6.97%	6.51%
Without Sales Load [Member] | C000099327
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%		8.05%	7.40%
Without Sales Load [Member] | C000235279
Average Annual Return [Line Items]
Average Annual Return, Percent	23.68%		8.06%	7.40%
Without Sales Load [Member] | C000235426
Average Annual Return [Line Items]
Average Annual Return, Percent	25.24%	8.64%
Without Sales Load [Member] | C000235427
Average Annual Return [Line Items]
Average Annual Return, Percent	24.34%	7.85%
Without Sales Load [Member] | C000235428
Average Annual Return [Line Items]
Average Annual Return, Percent	25.51%	8.90%
Without Sales Load [Member] | C000235425
Average Annual Return [Line Items]
Average Annual Return, Percent	25.56%	8.90%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%		15.62%	13.09%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%		15.62%	13.09%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%		15.62%	13.09%
EATON VANCE Index: Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.68%		15.62%	13.09%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	12.08%		0.70%	2.15%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.96%	13.37%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.96%	13.37%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.96%	13.37%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	36.35%		15.96%	13.37%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000 nf
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		15.25%	12.82%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.69%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.69%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.69%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.69%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	25.61%		9.59%	8.73%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	25.61%		9.59%	8.73%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	25.61%		9.59%	8.73%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	25.61%		9.59%	8.73%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		0.33%	1.84%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	18.52%		4.92%	5.10%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	18.52%		4.92%	5.10%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	18.52%		4.92%	5.10%
EATON VANCE Index: Calvert Conservative Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Conservative Allocation Blended Benchmark
Average Annual Return, Percent	18.52%		4.92%	5.10%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%		19.72%	16.51%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%		19.72%	16.51%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%		19.72%	16.51%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	42.19%		19.72%	16.51%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	29.65%		11.55%	9.56%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	29.65%		11.55%	9.56%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	29.65%		11.55%	9.56%
EATON VANCE Index: Calvert Growth Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Growth Allocation Blended Benchmark
Average Annual Return, Percent	29.65%		11.55%	9.56%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	24.59%		8.65%	7.65%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	24.59%		8.65%	7.65%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	24.59%		8.65%	7.65%
EATON VANCE Index: Calvert Moderate Allocation Blended BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Moderate Allocation Blended Benchmark
Average Annual Return, Percent	24.59%		8.65%	7.65%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.86%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.86%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.86%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	27.76%	10.86%